UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 6.4%
$4,000,000	Credit Suisse Group 0.510%, 1/9/2015	$4,002,568
4,000,000	Lloyds Bank PLC 0.180%, 12/9/2014	3,999,920

	TOTAL CERTIFICATE OF DEPOSITS (Cost $8,000,579)	8,002,488

	COMMERCIAL PAPER – 39.1%
4,000,000	Bank of Tokyo 0.183%, 1/5/2015	3,997,823
3,300,000	BMW USA Capital 0.091%, 10/14/2014	3,299,893
3,300,000	Coca-Cola 0.203%, 4/2/2015	3,297,065
3,200,000	Diageo Capital 0.254%, 10/9/2014	3,199,822
3,200,000	Dupont Ei De Nemours Co. 0.071%, 10/31/2014	3,199,813
2,000,000	General Mills, Inc. 0.203%, 10/10/2014	1,999,900
3,300,000	IBM Corp. 0.101%, 12/18/2014	3,299,450
	Nationwide Building Society
1,400,000	0.183%, 11/20/2014	1,399,650
2,000,000	0.203%, 12/16/2014	1,999,226
3,200,000	Nissan Motor Corp. 0.274%, 11/21/2014	3,198,776
4,000,000	Nordea Bank 0.203%, 2/24/2015	3,996,586
2,000,000	Proctor and Gamble 0.112%, 1/7/2015	1,999,527
1,200,000	Skandinav Enskilda Bank 0.233%, 2/19/2015	1,198,867
4,000,000	Sumitomo Mitsui Banking 0.203%, 1/2/2015	3,997,678
3,200,000	Swedbank 0.112%, 11/26/2014	3,199,453
4,000,000	Swedish Export Credit 0.162%, 12/23/2014	3,998,498
1,500,000	Unilever Capital Corp. 0.091%, 10/6/2014	1,499,981

	TOTAL COMMERCIAL PAPER (Cost $48,781,987)	48,782,008

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 20.6%
$3,000,000	Fifth Third Bank 0.741%, 11/18/20161, 2	$3,020,289
4,000,000	General Electric Capital Corp. 6.900%, 9/15/2015	4,248,664
4,000,000	Rio Tinto Finance U.S. PLC 0.784%, 6/19/20152, 3	4,010,940
2,500,000	Royal Bank of Canada 0.625%, 12/4/20153	2,502,658
3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/20171, 2	3,639,418
4,000,000	Volkswagen Group of America Finance LLC 0.455%, 5/23/20162, 4	4,003,508
4,293,000	Wachovia Corp. 0.576%, 10/28/20152	4,300,684

	TOTAL CORPORATE BONDS (Cost $25,664,301)	25,726,161

	U.S. GOVERNMENT AGENCIES – 12.8%
3,400,000	Federal Home Loan Banks 0.375%, 8/28/2015	3,407,524
	Federal Home Loan Mortgage Corp.
2,400,000	0.041%, 11/21/2014	2,399,864
5,150,000	0.500%, 4/29/20161	5,146,642
5,000,000	Federal National Mortgage Association 0.625%, 10/30/2014	5,002,369

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,957,829)	15,956,399

	U.S. TREASURY NOTES – 3.4%
4,250,000	United States Treasury Note 0.375%, 3/31/2016	4,251,411

	TOTAL U.S. TREASURY NOTES (Cost $4,251,837)	4,251,411

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	CMX Gold, 100 Troy Oz. Futures
16	Exercise Price: $1,250.00, Expiration Date: October 29, 2014	10,080
	CME Euro Futures
37	Exercise Price: $1.33, Expiration Date: October 3, 2014	231
		10,311

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	PUT OPTIONS – 0.0%
	CME E-Mini S&P 500 Futures
31	Exercise Price: $1,925.00, Expiration Date: October 17, 2014	$19,375

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $62,435)	29,686

Number of Shares

	SHORT-TERM INVESTMENTS – 5.4%
6,676,678	Fidelity Institutional Money Market Portfolio, 0.052%	6,676,678

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,676,678)	6,676,678

	TOTAL INVESTMENTS – 87.7% (Cost $109,395,646)	109,424,831
	Other Assets in Excess of Liabilities5 – 12.3%	15,283,012

	TOTAL NET ASSETS – 100.0%	$124,707,843

LLC – Limited Liability Company
PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3	Foreign security denominated in U.S. Dollars.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Includes appreciation (depreciation) on futures contracts and written options contracts.

See accompanying Notes to Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2014	41	$8,974,500	$8,972,594	$(1,906)
CBOT 5-Year U.S. Treasury Note	December 2014	70	8,300,188	8,278,047	(22,141)
CBOT 10-Year U.S. Treasury Note	December 2014	376	47,065,666	46,864,875	(200,791)
CBOT U.S. Long Bond	December 2014	84	11,596,781	11,584,125	(12,656)
CBOT U.S. Ultra Bond	December 2014	10	1,534,703	1,525,000	(9,703)
Eurex 2-Year Euro SCHATZ	December 2014	77	8,540,634	8,547,385	6,751
Eurex 5-Year Euro BOBL	December 2014	57	7,265,332	7,291,440	26,108
Eurex 10-Year Euro BUND	December 2014	244	36,319,209	36,526,800	207,591
Eurex 30-Year Euro BUXL	December 2014	11	1,556,826	1,566,400	9,574
Eurex Euro-BTP Italian Bond Index	December 2014	12	1,547,773	1,565,760	17,987
Eurex French Government Bond	December 2014	12	1,716,348	1,725,000	8,652
Eurex Short Term Euro-BTP Italian Bond Index	December 2014	7	777,538	777,980	442
LIFFE Long Gilt Government Bond	December 2014	312	35,012,877	35,299,680	286,803
MSE 10-Year Canadian Bond	December 2014	148	20,143,780	20,051,040	(92,740)
OSE 10-Year Japanese Treasury Bond	December 2014	16	23,327,013	23,334,400	7,387
PMI 10-Year Swedish Government Bond	December 2014	46	65,022,435	65,025,600	3,165
SFE 3-Year Australian Bond	December 2014	18	1,745,105	1,750,680	5,575
SFE 10-Year Australian Bond	December 2014	38	3,639,396	3,666,430	27,034
SGX Japanese Government Bond	December 2014	35	5,103,605	5,103,350	(255)
Commodity Futures
CBOT Oat	December 2014	1	16,650	16,775	125
CBOT Corn	December 2014	20	395,600	320,750	(74,850)
CBOT Corn	March 2015	13	249,625	216,775	(32,850)
CBOT Soybean	November 2014	20	1,080,725	913,250	(167,475)
CBOT Soybean	January 2015	10	546,400	460,625	(85,775)
CBOT Soybean	March 2015	1	54,737	46,487	(8,250)
CBOT Soybean Meal	December 2014	5	173,460	149,450	(24,010)
CBOT Soybean Meal	January 2015	6	201,200	178,440	(22,760)
CBOT Soybean Meal	March 2015	3	104,350	88,710	(15,640)
CBOT Soybean Oil	December 2014	4	78,744	77,688	(1,056)
CBOT Soybean Oil	January 2015	2	39,552	39,180	(372)
CBOT Wheat	March 2015	1	24,200	24,525	325
CME Live Cattle	December 2014	22	1,406,090	1,438,580	32,490
CME Live Cattle	February 2015	3	193,860	196,770	2,910
CME Cattle Feeder	October 2014	1	111,563	117,713	6,150
CMX Copper	December 2014	7	540,532	526,312	(14,220)
LIFFE Cocoa	December 2014	15	296,169	316,500	20,331
LIFFE Cocoa	March 2015	3	60,620	62,160	1,540
LIFFE Robusta Coffee	November 2014	2	41,700	39,840	(1,860)
LIFFE Robusta Coffee	January 2015	1	19,820	20,070	250
LME Nickel	November 2014	1	111,960	97,686	(14,274)
LME Nickel	December 2014	1	119,266	97,824	(21,442)
LME Primary Aluminum	November 2014	15	764,902	730,688	(34,214)
LME Primary Aluminum	December 2014	28	1,423,080	1,370,775	(52,305)
LME Zinc	November 2014	2	118,331	114,225	(4,106)
LME Zinc	December 2014	48	2,801,783	2,745,000	(56,783)
NYBOT Cocoa	December 2014	27	877,000	891,000	14,000
NYBOT Cocoa	March 2015	2	63,600	65,180	1,580
NYBOT Coffee 'C'	December 2014	1	70,668	72,506	1,838
NYBOT Cotton #2	December 2014	14	464,080	429,590	(34,490)
NYMEX NY Harbor ULSD	November 2014	1	114,001	111,577	(2,424)
NYMEX Natural Gas	October 2014	32	1,293,940	1,318,720	24,780
NYMEX Natural Gas	November 2014	4	162,710	167,600	4,890
NYMEX Natural Gas	February 2015	2	81,630	83,100	1,470
NYMEX Palladium	December 2014	3	256,585	232,545	(24,040)
NYMEX RBOB Gasoline	October 2014	6	638,464	614,200	(24,264)
NYMEX RBOB Gasoline	November 2014	2	205,775	200,617	(5,158)
NYMEX WTI Crude	October 2014	4	369,917	364,640	(5,277)
NYMEX WTI Crude	November 2014	1	93,680	90,270	(3,410)
NYMEX WTI Crude	December 2014	1	92,010	89,760	(2,250)
NYMEX WTI Crude	January 2015	1	93,720	89,390	(4,330)
NYMEX WTI Crude	February 2015	1	90,180	89,060	(1,120)
Currency Futures
CME Australian Dollar	December 2014	117	10,464,880	10,175,490	(289,390)
CME British Pound	December 2014	123	12,483,189	12,446,831	(36,358)
CME Canadian Dollar	December 2014	38	3,416,690	3,385,040	(31,650)
CME Euro	December 2014	41	6,613,482	6,475,438	(138,044)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Currency Futures (Continued)
CME Mexican Peso	December 2014	23	$863,155	$852,495	$(10,660)
CME New Zealand Dollar	December 2014	196	15,723,536	15,160,600	(562,936)
CME Norwegian Krone	December 2014	22	6,898,070	6,828,800	(69,270)
FNX United States Dollar	December 2014	2	168,549	172,094	3,545
Index Futures
CBOT E-Mini DJIA Index	December 2014	26	2,212,900	2,205,450	(7,450)
CME E-Mini NASDAQ 100 Index	December 2014	84	6,817,766	6,795,180	(22,586)
CME E-Mini S&P 500® Index	December 2014	296	29,346,947	29,089,400	(257,547)
CME E-Mini S&P MidCap 400 Index	December 2014	4	566,760	546,160	(20,600)
CME Nikkei 225 Index	December 2014	4	320,475	324,500	4,025
EOE Amsterdam Index	October 2014	46	3,840,652	3,876,880	36,228
EOP CAC 40 Index	October 2014	40	1,766,939	1,765,600	(1,339)
Eurex DAX Index	December 2014	11	2,664,154	2,609,888	(54,266)
Eurex Euro STOXX 50 Index	December 2014	158	5,071,284	5,092,340	21,056
HKG Hang Seng China Enterprises Index	October 2014	17	8,804,691	8,777,950	(26,741)
HKG Hang Seng Index	October 2014	39	44,749,039	44,499,000	(250,039)
LIFFE FTSE 100 Index	December 2014	22	1,494,730	1,453,210	(41,520)
MDE FTSE Bursa Malaysia KLCI Index	October 2014	1	91,993	92,100	107
MIL FTSE per MIB Index	December 2014	39	4,065,020	4,069,845	4,825
MSE S&P per TSX 60 Index	December 2014	39	6,855,408	6,717,360	(138,048)
NYF MSCI Emerging Markets Mini Index	December 2014	8	420,795	401,080	(19,715)
OSE Nikkei 225 Index	December 2014	27	4,290,260	4,368,600	78,340
OSE TOPIX Index	December 2014	19	2,493,309	2,520,350	27,041
SAFEX FTSE per JSE Top 40 Index	December 2014	9	4,021,453	4,007,970	(13,483)
SFE SPI 200 Index	December 2014	26	3,485,327	3,433,950	(51,377)
SGX FTSE China A50 Index	October 2014	4	28,926	28,840	(86)
SGX MSCI Singapore Index	October 2014	6	444,485	443,160	(1,325)
SGX MSCI Taiwan Index	October 2014	16	526,545	518,240	(8,305)
SGX Nikkei 225 Index	December 2014	20	1,601,453	1,612,000	10,547
SGX S&P CNX Nifty Index	October 2014	28	455,553	447,356	(8,197)
SSE OMXS30 Index	October 2014	246	34,522,504	34,544,550	22,046
Interest Rate Futures
CME 3-Month Eurodollar	December 2014	8	1,994,662	1,995,100	438
CME 3-Month Eurodollar	March 2015	35	8,718,338	8,720,688	2,350
CME 3-Month Eurodollar	June 2015	60	14,916,187	14,916,750	563
CME 3-Month Eurodollar	September 2015	57	14,139,525	14,133,150	(6,375)
CME 3-Month Eurodollar	December 2015	49	12,125,312	12,114,637	(10,675)
CME 3-Month Eurodollar	March 2016	40	9,872,875	9,861,500	(11,375)
CME 3-Month Eurodollar	June 2016	31	7,632,713	7,620,963	(11,750)
CME 3-Month Eurodollar	September 2016	25	6,138,013	6,128,750	(9,263)
CME 3-Month Eurodollar	December 2016	16	3,918,250	3,911,800	(6,450)
CME 3-Month Eurodollar	March 2017	8	1,954,600	1,951,500	(3,100)
CME 3-Month Eurodollar	June 2017	1	244,000	243,462	(538)
LIFFE 3-Month Euro Euribor	December 2014	5	1,249,016	1,249,000	(16)
LIFFE 3-Month Euro Euribor	March 2015	16	3,996,300	3,997,200	900
LIFFE 3-Month Euro Euribor	June 2015	19	4,743,613	4,746,913	3,300
LIFFE 3-Month Euro Euribor	September 2015	18	4,488,482	4,496,850	8,368
LIFFE 3-Month Euro Euribor	December 2015	18	4,483,796	4,496,175	12,379
LIFFE 3-Month Euro Euribor	March 2016	21	5,224,473	5,244,225	19,752
LIFFE 3-Month Euro Euribor	June 2016	24	5,966,290	5,991,900	25,610
LIFFE 3-Month Euro Euribor	September 2016	30	7,456,126	7,487,625	31,499
LIFFE 3-Month Euro Euribor	December 2016	33	8,199,981	8,233,087	33,106
LIFFE 3-Month Euro Euribor	March 2017	29	7,213,038	7,232,237	19,199
LIFFE 3-Month Euro Euribor	June 2017	12	2,987,282	2,991,150	3,868
LIFFE 3-Month Euro Euribor	September 2017	2	498,013	498,250	237
LIFFE 90-Day Sterling	December 2014	38	4,716,927	4,718,650	1,723
LIFFE 90-Day Sterling	March 2015	57	7,059,578	7,065,506	5,928
LIFFE 90-Day Sterling	June 2015	80	9,887,637	9,897,000	9,363
LIFFE 90-Day Sterling	September 2015	153	18,877,867	18,889,763	11,896
LIFFE 90-Day Sterling	December 2015	68	8,370,264	8,377,600	7,336
LIFFE 90-Day Sterling	March 2016	50	6,145,157	6,147,812	2,655
LIFFE 90-Day Sterling	June 2016	34	4,171,413	4,173,075	1,662
LIFFE 90-Day Sterling	September 2016	30	3,676,459	3,675,750	(709)
LIFFE 90-Day Sterling	December 2016	16	1,958,309	1,957,600	(709)
LIFFE 90-Day Sterling	March 2017	11	1,344,884	1,344,337	(547)
LIFFE 90-Day Sterling	June 2017	2	244,216	244,175	(41)
MSE 3-Month Canadian Bankers' Acceptance	March 2015	4	987,183	987,250	67
MSE 3-Month Canadian Bankers' Acceptance	June 2015	30	7,400,140	7,401,000	860

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Interest Rate Futures (Continued)
MSE 3-Month Canadian Bankers' Acceptance	September 2015	26	$6,408,697	$6,408,675	$(22)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	24	5,908,111	5,908,200	89
SFE 3-Month New Zealand Bankers' Acceptance	March 2015	3	2,884,705	2,884,800	95
SFE 90-Day Australian Bank Accepted Bill	March 2015	10	9,731,596	9,731,000	(596)
SFE 90-Day Australian Bank Accepted Bill	June 2015	5	4,864,256	4,864,000	(256)
SFE 90-Day Australian Bank Accepted Bill	September 2015	8	7,779,753	7,779,200	(553)
SFE 90-Day Australian Bank Accepted Bill	December 2015	3	2,915,402	2,915,700	298
TFX 3-Month Euroyen	June 2015	3	74,864,943	74,865,000	57
TFX 3-Month Euroyen	September 2015	7	174,684,829	174,685,000	171
TFX 3-Month Euroyen	December 2015	8	199,640,057	199,640,000	(57)
			1,235,406,775	1,233,334,891	(2,071,884)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	December 2014	(3)	(656,234)	(656,531)	(297)
CBOT 5-Year U.S. Treasury Note	December 2014	(33)	(3,901,102)	(3,902,508)	(1,406)
CBOT 10-Year U.S. Treasury Note	December 2014	(9)	(1,121,594)	(1,121,766)	(172)
Eurex 5-Year Euro BOBL	December 2014	(9)	(1,149,537)	(1,151,280)	(1,743)
Eurex 10-Year Euro BUND	December 2014	(51)	(7,568,092)	(7,634,700)	(66,608)
MSE 10-Year Canadian Bond	December 2014	(343)	(46,654,343)	(46,469,640)	184,703
OSE 10-Year Japanese Treasury Bond	December 2014	(15)	(21,856,574)	(21,876,000)	(19,426)
SFE 10-Year Australian Bond	December 2014	(175)	(16,725,154)	(16,884,875)	(159,721)
Commodity Futures
CBOT Corn	December 2014	(172)	(3,033,497)	(2,758,450)	275,047
CBOT Corn	March 2015	(2)	(38,600)	(33,350)	5,250
CBOT Corn	May 2015	(5)	(111,600)	(85,500)	26,100
CBOT Corn	July 2015	(7)	(137,937)	(122,325)	15,612
CBOT Corn	September 2015	(7)	(132,349)	(124,862)	7,487
CBOT Rough Rice	November 2014	(1)	(25,670)	(25,490)	180
CBOT Soybean	November 2014	(26)	(1,204,525)	(1,187,225)	17,300
CBOT Soybean	May 2015	(2)	(105,225)	(94,450)	10,775
CBOT Soybean Meal	December 2014	(4)	(120,830)	(119,560)	1,270
CBOT Soybean Oil	December 2014	(74)	(1,647,456)	(1,437,228)	210,228
CBOT Soybean Oil	March 2015	(1)	(19,596)	(19,752)	(156)
CBOT Wheat	December 2014	(90)	(2,398,038)	(2,149,875)	248,163
CBOT Wheat	March 2015	(1)	(28,588)	(24,525)	4,063
CBOT Wheat	May 2015	(1)	(29,563)	(24,938)	4,625
CBOT Wheat	July 2015	(6)	(165,400)	(151,350)	14,050
CBOT Wheat	September 2015	(7)	(193,001)	(180,426)	12,575
CME Lean Hogs	October 2014	(3)	(117,050)	(129,570)	(12,520)
CME Lean Hogs	December 2014	(1)	(38,240)	(37,810)	430
CME Live Cattle	October 2014	(10)	(630,424)	(641,800)	(11,376)
CMX Copper	December 2014	(58)	(4,459,925)	(4,360,875)	99,050
CMX Gold	December 2014	(138)	(17,208,170)	(16,720,080)	488,090
CMX Silver	December 2014	(30)	(2,806,470)	(2,558,550)	247,920
EOP Rapeseed	October 2014	(2)	(32,475)	(31,875)	600
EOP Rapeseed	January 2015	(1)	(16,437)	(16,200)	237
EOP Mill Wheat	November 2014	(7)	(61,373)	(53,463)	7,910
ICE Brent Crude Oil	October 2014	(74)	(7,239,410)	(7,005,580)	233,830
ICE Brent Crude Oil	November 2014	(23)	(2,263,910)	(2,192,360)	71,550
ICE Brent Crude Oil	December 2014	(3)	(294,850)	(287,580)	7,270
ICE Gasoil	October 2014	(20)	(1,664,825)	(1,611,000)	53,825
ICE Gasoil	November 2014	(45)	(3,715,300)	(3,637,125)	78,175
ICE Gasoil	December 2014	(2)	(163,450)	(162,300)	1,150
KCBT Hard Red Winter Wheat	December 2014	(22)	(668,800)	(613,800)	55,000
KCBT Hard Red Winter Wheat	March 2015	(2)	(60,763)	(56,175)	4,588
LIFFE White Sugar	November 2014	(3)	(64,125)	(63,345)	780
LIFFE White Sugar	February 2015	(1)	(22,870)	(21,730)	1,140
LME Copper	November 2014	(2)	(339,322)	(334,500)	4,822
LME Copper	December 2014	(4)	(677,973)	(667,350)	10,623
LME Lead	November 2014	(2)	(107,829)	(104,812)	3,017
LME Lead	December 2014	(12)	(631,978)	(630,000)	1,978
LME Primary Aluminum	December 2014	(12)	(605,121)	(587,475)	17,646
LME Tin	December 2014	(1)	(103,226)	(101,535)	1,691
MDE Crude Palm Oil	November 2014	(2)	(108,745)	(111,350)	(2,605)
MDE Crude Palm Oil	December 2014	(1)	(55,037)	(55,425)	(388)
MGE Red Wheat	December 2014	(3)	(93,500)	(80,025)	13,475

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Commodity Futures (Continued)
NYBOT Coffee 'C'	December 2014	(2)	$(140,025)	$(145,012)	$(4,987)
NYBOT Cotton #2	December 2014	(16)	(512,595)	(490,960)	21,635
NYBOT Cotton #2	March 2015	(1)	(32,400)	(30,225)	2,175
NYBOT FCOJ-A	November 2014	(1)	(21,300)	(21,713)	(413)
NYBOT Sugar #11	February 2015	(243)	(4,564,705)	(4,477,032)	87,673
NYBOT Sugar #11	April 2015	(5)	(92,590)	(93,464)	(874)
NYMEX NY Harbor ULSD	October 2014	(42)	(4,813,990)	(4,675,482)	138,508
NYMEX NY Harbor ULSD	November 2014	(4)	(456,876)	(446,309)	10,567
NYMEX NY Harbor ULSD	January 2015	(1)	(120,632)	(111,955)	8,677
NYMEX NY Harbor ULSD	February 2015	(1)	(113,996)	(111,875)	2,121
NYMEX Natural Gas	October 2014	(18)	(712,682)	(741,780)	(29,098)
NYMEX Natural Gas	November 2014	(1)	(42,090)	(41,900)	190
NYMEX Natural Gas	December 2014	(2)	(80,880)	(85,040)	(4,160)
NYMEX Natural Gas	January 2015	(1)	(40,770)	(42,360)	(1,590)
NYMEX Platinum	January 2015	(6)	(395,775)	(390,150)	5,625
NYMEX RBOB Gasoline	October 2014	(17)	(1,786,902)	(1,740,232)	46,670
NYMEX RBOB Gasoline	January 2015	(2)	(205,220)	(200,550)	4,670
NYMEX RBOB Gasoline	February 2015	(2)	(207,572)	(202,213)	5,359
NYMEX WTI Crude	October 2014	(32)	(2,931,350)	(2,917,120)	14,230
NYMEX WTI Crude	November 2014	(11)	(1,001,230)	(992,970)	8,260
WCE Canola	November 2014	(10)	(86,690)	(79,180)	7,510
Currency Futures
CME British Pound	December 2014	(123)	(12,447,912)	(12,446,831)	1,081
CME Canadian Dollar	December 2014	(24)	(2,151,810)	(2,137,920)	13,890
CME Euro	December 2014	(345)	(55,487,216)	(54,488,437)	998,779
CME Japanese Yen	December 2014	(288)	(33,466,025)	(32,832,000)	634,025
CME Mexican Peso	December 2014	(19)	(709,115)	(704,235)	4,880
CME New Zealand Dollar	December 2014	(7)	(557,730)	(541,450)	16,280
CME South African Rand	December 2014	(4)	(181,263)	(174,800)	6,463
CME Swedish Krona	December 2014	(53)	(14,848,160)	(14,689,480)	158,680
CME Swiss Franc	December 2014	(47)	(6,276,138)	(6,156,413)	119,725
Index Futures
CBOE Volatility Index	October 2014	(1)	(14,410)	(16,300)	(1,890)
CME Goldman Sachs Commodity Index	October 2014	(1)	(145,450)	(143,450)	2,000
CME S&P 500® Index	December 2014	(5)	(2,467,925)	(2,456,875)	11,050
Eurex DAX Index	December 2014	(2)	(478,788)	(474,525)	4,263
Eurex VSTOXX Mini Index	October 2014	(6)	(10,254)	(10,860)	(606)
HKG Hang Seng Index	October 2014	(5)	(5,724,484)	(5,705,000)	19,484
LIFFE FTSE 100 Index	December 2014	(13)	(893,548)	(858,715)	34,833
MSE S&P per TSX 60 Index	December 2014	(4)	(703,841)	(688,960)	14,881
NYF Russell 2000 Mini Index	December 2014	(19)	(2,123,170)	(2,083,540)	39,630
OSE TOPIX Index	December 2014	(23)	(2,998,620)	(3,050,950)	(52,330)
SFE SPI 200 Index	December 2014	(2)	(263,363)	(264,150)	(787)
SGX MSCI Taiwan Index	October 2014	(6)	(193,900)	(194,340)	(440)
Interest Rate Futures
CME 3-Month Eurodollar	December 2014	(15)	(3,740,687)	(3,740,812)	(125)
CME 3-Month Eurodollar	March 2015	(6)	(1,494,825)	(1,494,975)	(150)
CME 3-Month Eurodollar	June 2015	(2)	(497,213)	(497,225)	(12)
CME 3-Month Eurodollar	September 2015	(6)	(1,487,975)	(1,487,700)	275
CME 3-Month Eurodollar	December 2015	(9)	(2,225,825)	(2,225,138)	687
CME 3-Month Eurodollar	March 2016	(5)	(1,233,350)	(1,232,687)	663
CME 3-Month Eurodollar	June 2016	(36)	(8,855,412)	(8,850,150)	5,262
LIFFE 3-Month Euro Euribor	March 2016	(4)	(998,679)	(998,900)	(221)
LIFFE 3-Month Euro Euribor	June 2016	(4)	(998,397)	(998,650)	(253)
LIFFE 3-Month Euro Euroswiss	December 2014	(1)	(250,020)	(250,125)	(105)
LIFFE 90-Day Sterling	March 2016	(5)	(614,649)	(614,781)	(132)
LIFFE 90-Day Sterling	June 2016	(2)	(245,475)	(245,475)	-
MSE 3-Month Canadian Bankers' Acceptance	December 2014	(13)	(3,208,373)	(3,208,563)	(190)
MSE 3-Month Canadian Bankers' Acceptance	March 2015	(90)	(22,210,513)	(22,213,125)	(2,612)
MSE 3-Month Canadian Bankers' Acceptance	December 2015	(1)	(246,019)	(246,175)	(156)
SFE 90-Day Australian Bank Accepted Bill	December 2014	(43)	(41,857,414)	(41,856,200)	1,214
SFE 90-Day Australian Bank Accepted Bill	March 2015	(24)	(23,353,889)	(23,354,400)	(511)
SFE 90-Day Australian Bank Accepted Bill	June 2015	(14)	(13,618,562)	(13,619,200)	(638)
SFE 90-Day Australian Bank Accepted Bill	September 2015	(14)	(13,612,451)	(13,613,600)	(1,149)
SFE 90-Day Australian Bank Accepted Bill	December 2015	(16)	(15,548,827)	(15,550,400)	(1,573)
SFE 90-Day Australian Bank Accepted Bill	March 2016	(17)	(16,507,807)	(16,510,400)	(2,593)

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2014 (Unaudited)

Short Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At September 30, 2014	Unrealized Appreciation (Depreciation)
Interest Rate Futures (Continued)
SFE 90-Day Australian Bank Accepted Bill	June 2016	(8)	$(7,761,401)	$(7,762,400)	$(999)
			(494,347,258)	(489,838,130)	4,509,128
TOTAL FUTURES CONTRACTS			$741,059,517	$743,496,761	$2,437,244

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	PUT OPTIONS
	CME Euro Futures
(37)	Exercise Price: $1.295, Expiration Date: October 3, 2014	$(146,150)
	CME E-Mini S&P 500
(21)	Exercise Price: $1,850, Expiration Date: October 17, 2014	$(4,200)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $17,674)	$(150,350)

See accompanying Notes to Schedule of Investments.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Note 1 – Organization
State Street/Ramius Managed Futures Strategy Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Prior to September 15, 2014 the Fund was known as Ramius Trading Strategies Managed Futures Fund. The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the State Street/Ramius Managed Futures Strategy Fund includes the account of Ramius Trading Strategies MF Ltd.  The State Street/Ramius Managed Futures Strategy Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of September 30, 2014, gross assets of the Fund were $131,899,177, of which $22,345,769, or approximately 16.9%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(d) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2014 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$109,333,211

Gross unrealized appreciation	$90,063
Gross unrealized depreciation	(28,129)
Net unrealized appreciation on investments	$61,934

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

State Street/Ramius Managed Futures Strategy Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
September 30, 2014 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Certificate of Deposits	$-	$8,002,488	$-	$8,002,488
Commercial Paper	-	48,782,008	-	48,782,008
Corporate Bonds	-	25,726,161	-	25,726,161
U.S. Government Agencies	-	15,956,399	-	15,956,399
U.S. Treasury Notes	-	4,251,411	-	4,251,411
Purchased Options Contracts	-	29,686	-	29,686
Short-Term Investments	6,676,678	-	-	6,676,678
Total Investments	$6,676,678	$102,748,153	$-	$109,424,831
Other Financial Instruments*
Futures Contracts	$6,025,417	$-	$-	$6,025,417
Total Assets	$12,702,095	$102,748,153	$-	$115,450,248

Liabilities
Written Options Contracts	$150,350	$-	$-	$150,350
Other Financial Instruments*
Futures Contracts	$3,588,173	$-	$-	$3,588,173
Total Liabilities	$3,738,523	$-	$-	$3,738,523

*
Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/1/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/1/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/1/2014